================================================================================
                                                        |
                                         MARCH 13, 1998 |   PROSPECTUS
                                                        |
================================================================================

J.P. MORGAN INSTITUTIONAL
FIXED INCOME FUNDS



Short Term Bond Fund

Bond Fund

International Bond Fund

Global Strategic Income Fund

Tax Exempt Bond Fund

New York Total Return Bond Fund

California Bond Fund


                                        ========================================
                                        Seeking high total return or current
                                        income by investing primarily in
                                        fixed income securities.



This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                 JP Morgan

CONTENTS
===============================================================================================================================
                                       2   FIXED INCOME MANAGEMENT APPROACH

                                           Fixed income investment process ..............................................    2
      Principles and techniques common
       to the funds in this prospectus     The spectrum of fixed income funds ...........................................    3


                                       4   J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS

                                           J.P. Morgan Institutional Short Term Bond Fund ...............................    4
Each fund's goal, investment approach,
     risks, expenses, performance, and     J.P. Morgan Institutional Bond Fund ..........................................    6
                  financial highlights
                                           J.P. Morgan Institutional International Bond Fund ............................    8

                                           J.P. Morgan Institutional Global Strategic Income Fund .......................   10

                                           J.P. Morgan Institutional Tax Exempt Bond Fund ...............................   12

                                           J.P. Morgan Institutional New York Total Return Bond Fund ....................   14

                                           J.P. Morgan Institutional California Bond Fund ...............................   16


                                      18   YOUR INVESTMENT

                                           Investing through a financial professional ...................................   18
          Investing in the J.P. Morgan
      Institutional Fixed Income funds     Investing through an employer-sponsored retirement plan ......................   18

                                           Investing through an IRA or rollover IRA .....................................   18

                                           Investing directly ...........................................................   18

                                           Opening your account .........................................................   18

                                           Adding to your account .......................................................   18

                                           Selling shares ...............................................................   19

                                           Account and transaction policies .............................................   19

                                           Dividends and distributions ..................................................   20

                                           Tax considerations ...........................................................   20


                                      21   FUND DETAILS

                                           Business structure ...........................................................   21
        More about risk and the funds'
                   business operations     Management and administration ................................................   21

                                           Risk and reward elements .....................................................   22

                                           Investments ..................................................................   24


                                           FOR MORE INFORMATION ................................................... back cover

INTRODUCTION
================================================================================

J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS

These funds invest primarily in bonds and other fixed income securities, either directly or through another fund. The funds seek high total return or high current income.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

o    want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o    want an investment that pays monthly dividends

o with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

o with regard to the state-specific funds, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York or California

The funds are not designed for investors who:

o    are investing for aggressive long-term growth

o    require stability of principal

o with regard to the Global Strategic Income Fund, are not prepared to accept a higher degree of risk than most traditional bond funds

o with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $250 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.

========================================
Before you invest

Investors considering these funds should understand that:

o    The value of each fund's shares
     will fluctuate over time. You could
     lose money if you sell when a
     fund's share price is lower than
     when you invested.

o    There is no assurance that these
     funds will meet their investment
     goals.

o    Future returns will not necessarily
     resemble past performance.

o    These funds (except for the
     California Bond Fund) invest in
     another fund with an identical goal
     -- the master portfolio. The
     California Bond Fund invests
     directly in bonds and other
     individual fixed income securities.

o    Some of these funds invest a
     portion of assets in
     non-investment-grade bonds ("junk
     bonds") or emerging markets debt,
     which offer higher potential yields
     but have a higher risk of default
     and are more sensitive to market
     risk than investment-grade bonds.

o    These funds do not represent a
     complete investment program.
========================================

FIXED INCOME MANAGEMENT APPROACH
================================================================================

                                        The J.P. Morgan Institutional fixed
                                        income funds invest primarily in bonds
                                        and other fixed income securities.

                                        While each fund follows its own
                                        strategy, the funds as a group share a
                                        single investment philosophy. This
                                        philosophy, developed by the funds'
                                        advisor, emphasizes the potential for
                                        consistently enhancing performance while managing risk.


                                        FIXED INCOME INVESTMENT PROCESS

                                        J.P. Morgan seeks to generate an
                                        information advantage through the depth
                                        of its global fixed-income research and
                                        the sophistication of its analytical
                                        systems. Using a team-oriented approach,
                                        J.P. Morgan seeks to gain insights in a
                                        broad range of distinct areas and takes
                                        positions in many different ones,
                                        helping the funds to limit exposure to
                                        concentrated sources of risk.

                                        In managing the funds described in this
                                        prospectus, J.P. Morgan employs a
                                        three-step process that combines sector
                                        allocation, fundamental research for
                                        identifying portfolio securities, and
                                        duration management.

                         [GRAPHIC]      Sector allocation The sector allocation
                                        team meets monthly, analyzing the
   The funds invest across a range      fundamentals of a broad range of sectors
  of different types of securities      in which a fund may invest. The team
                                        seeks to enhance performance and manage
                                        risk by underweighting or overweighting
                                        sectors.

                         [GRAPHIC]      Security selection Relying on the
                                        insights of different specialists,
     Each fund makes its portfolio      including credit analysts, quantitative
      decisions as described later      researchers, and dedicated fixed income
                in this prospectus      traders, the portfolio managers make buy
                                        and sell decisions according to each
                                        fund's goal and strategy.

                         [GRAPHIC]      Duration management Forecasting teams
                                        use fundamental economic factors to
    J.P. Morgan uses a disciplined      develop strategic forecasts of the
    process to control each fund's      direction of interest rates. Based on
     sensitivity to interest rates      these forecasts, strategists establish
                                        each fund's target duration (a measure
                                        of average weighted maturity of the
                                        securities held by a fund and a common
                                        measurement of sensitivity to interest
                                        rate movements), typically remaining
                                        relatively close to the duration of the
                                        market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


2  FIXED INCOME MANAGEMENT APPROACH

THE SPECTRUM OF FIXED INCOME FUNDS

The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund are described on the following pages. Differences among these funds include:

o    the types of securities they hold

o    the tax status of the income they offer

o    the relative emphasis on current income versus total return

=============================
Potential risk and return
=============================

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           International Bond Fund
      3                           New York Total Return Bond Fund*
                                  California Bond Fund*
      4                           Tax Exempt Bond Fund*
      5                           Bond Fund
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


                                             FIXED INCOME MANAGEMENT APPROACH  3

J.P. MORGAN INSTITUTIONAL
SHORT TERM BOND FUND            TICKER SYMBOL: JMSBX
================================================================================

                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND)

[GRAPHIC]  GOAL

     The fund's goal is to provide high total return while attempting to limit the likelihood of negative quarterly returns.

[GRAPHIC]  INVESTMENT APPROACH

     The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, money market instruments, and others. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC]  POTENTIAL RISKS AND REWARDS

     The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 2.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. However, the fund may offer higher total returns than longer duration funds during periods of rising interest rates. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

[THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           International Bond Fund
      3                           New York Total Return Bond Fund*
                                  California Bond Fund*
      4                           Tax Exempt Bond Fund*
      5                           Bond Fund
      6                           SHORT TERM BOND FUND

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $2 billion using the same strategy as this fund.

The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and by William G. Tennille, vice president, who joined the team in January of 1994 and has been at J.P. Morgan since 1992.

================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1) (%)
================================================================================
Management fees (actual)                                                   0.25

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.00
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.25
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                        1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                             3           8          14          32
--------------------------------------------------------------------------------


4  J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND

===========================================================================================================================
PERFORMANCE (unaudited)

==================================
Average annual total return                 Shows performance over time, for periods ended December 31, 1997
==================================-----------------------------------------------------------------------------------------
                                                                                   1 yr.       3 yrs.    Since inception(3)
J.P. Morgan Institutional Short Term Bond Fund (after expenses)                    6.40         7.41           5.37
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index(4) (no expenses)                             6.66         7.52           5.60
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Year-by-year total return  Shows changes in returns by calendar year
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

                                    J.P. Morgan                  Merrill Lynch
                              Institutional Short Term        1-3 Year Treasury
                                     Bond Fund                      Index(4)
1994                                   0.36%                          0.57%
1995                                  10.80%                         11.00%
1996                                   5.10%                          4.98%
1997                                   6.40%                          6.66%


================================================================================================================================
FINANCIAL HIGHLIGHTS

==================================
Per-share data                                For fiscal periods ended October 31
==================================----------------------------------------------------------------------------------------------
                                                                                      1993(3)   1994     1995     1996     1997
Net asset value, beginning of period ($)                                              10.00     9.99     9.60     9.83     9.85
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                           0.11     0.47     0.58     0.55     0.61
   Net realized and unrealized gain (loss)
   on investment ($)                                                                  (0.01)   (0.39)    0.24     0.02    (0.01)
================================================================================================================================
Total from investment operations ($)                                                   0.10     0.08     0.82     0.57     0.60
--------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                          (0.11)   (0.47)   (0.59)   (0.55)   (0.61)
Net asset value, end of period ($)                                                     9.99     9.60     9.83     9.85     9.84
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                       1.01(5)  0.87     8.81     6.01     6.27
--------------------------------------------------------------------------------------------------------------------------------

==================================
Ratios and supplemental data
==================================----------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                              27,605   47,679   18,916   17,810   27,375
--------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                                           0.46(6)  0.45     0.45     0.37     0.25
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                                              3.92(6)  4.96     6.09     5.69     6.19
--------------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                                                           0.84(6)  0.33     0.22     1.00     0.71
--------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.25%.

(2) Without reimbursement other expenses and total operating expenses would have been 0.71% and 0.96%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 7/8/93. Except in the Financial Highlights, returns reflect performance of the fund from 7/31/93.

(4) The Merrill Lynch 1-3 Year Treasury Index, consisting of U.S. Treasury notes and bonds with maturities of 1-3 years, is an unmanaged index that measures short-term bond performance.

(5)  Not annualized.

(6)  Annualized.

                               J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND  5

J.P. MORGAN INSTITUTIONAL BOND FUND  TICKER SYMBOL: JMIBX
================================================================================

                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL BOND FUND)

[GRAPHIC]  GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

[GRAPHIC]  INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, and others. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years).

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities as low as B.

[GRAPHIC]  POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 2.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks. The fund has the potential to produce higher returns than the Short Term Bond Fund along with a share price that is somewhat more volatile.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           International Bond Fund
      3                           New York Total Return Bond Fund*
                                  California Bond Fund*
      4                           Tax Exempt Bond Fund*
      5                           BOND FUND
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $31 billion using the same strategy as this fund.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, and by Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984. Both have been on the team since January of 1994.

================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1) (%)
================================================================================
Management fees (actual)                                                   0.30

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.20
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.50
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                            5          16          28          63
--------------------------------------------------------------------------------


6  J.P. MORGAN INSTITUTIONAL BOND FUND

================================================================================
PERFORMANCE (unaudited)

==================================
Average annual total return(%)                Shows performance over time, for periods ended December 31, 1997
==================================----------------------------------------------------------------------------------------------
                                                                        1 yr          3 yrs.     5 yrs.(3)    Since inception(3)
J.P. Morgan Institutional Bond Fund (after expenses)                    9.29          10.16        7.41             8.16
--------------------------------------------------------------------------------------------------------------------------------
Bond Index(4) (no expenses)                                             9.62          10.43        7.53             8.91
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Year-by-year total return(%)    Shows changes in returns by calendar year
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                    J.P. Morgan
                                   Institutional                     Bond
                                     Bond Fund                      Index(4)
1989                                  10.23%                         14.24%
1990                                  10.09%                          8.28%
1991                                  13.45%                         15.78%
1992                                   6.53%                          7.59%
1993                                   9.88%                          9.89%
1994                                  (2.68)%                        (2.85)%
1995                                  18.42%                         18.55%
1996                                   3.30%                          3.62%
1997                                   9.29%                          9.62%


================================================================================================================================
FINANCIAL HIGHLIGHTS

==================================
Per-share data                          For fiscal periods ended October 31
==================================----------------------------------------------------------------------------------------------
                                                                                      1993(5)   1994     1995     1996     1997
Net asset value, beginning of period ($)                                              10.00    10.14     9.23     9.98     9.84
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                           0.15     0.55     0.63     0.61     0.65
   Net realized and unrealized gain (loss)
   on investment ($)                                                                   0.14    (0.88)    0.75    (0.11)    0.18
================================================================================================================================
Total from investment operations ($)                                                   0.29    (0.33)    1.38     0.50     0.83
--------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                          (0.15)   (0.55)   (0.63)   (0.61)   (0.64)
   Net realized gain ($)                                                                 --    (0.03)      --    (0.03)   (0.02)
================================================================================================================================
Total distributions ($)                                                               (0.15)   (0.58)   (0.63)   (0.64)   (0.66)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                    10.14     9.23     9.98     9.84    10.01
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                       2.90(6) (3.33)   15.50     5.21     8.78
--------------------------------------------------------------------------------------------------------------------------------

==================================
Ratios and supplemental data
===================================---------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                              43,711  253,174  438,610  838,066  912,054
--------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                                           0.50(7)  0.50     0.47     0.50     0.50
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                                              4.83(7)  6.00     6.62     6.28     6.59
--------------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                                                           0.39(7)  0.19     0.05     0.03     0.00(8)
--------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.50%.

(2)  There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The inception date of The Pierpont Bond Fund, the predecessor of the fund, was 3/11/88. Returns for the period 3/31/88 through 7/31/93 reflect performance of The Pierpont Bond Fund.

(4) The Bond Index is composed of the Lehman Brothers Government/Corporate Intermediate Bond Index, consisting of all investment-grade bonds with maturities between 1 and 9.99 years, from 3/11/88 through 9/30/91, and the Salomon Brothers Broad Investment Grade Bond Index, consisting of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds, from 10/1/91 forward. Both are unmanaged indices that measure bond market performance.

(5)  The fund commenced operations on 7/12/93.

(6)  Not annualized.

(7)  Annualized.

(8)  Less than 0.01%.


                                          J.P. MORGAN INSTITUTIONAL BOND FUND  7

J.P. MORGAN INSTITUTIONAL
INTERNATIONAL BOND FUND
================================================================================

                             REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                             (J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND)

[GRAPHIC]  GOAL

The fund's goal is to provide high total return, consistent with moderate risk of capital, by investing in a portfolio of international fixed income securities.

[GRAPHIC]  INVESTMENT APPROACH

The fund invests primarily in fixed income securities from developed countries outside the U.S., including those issued by foreign governments, corporations, financial institutions, and supranational organizations (such as the World
Bank). These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Non-U.S. World Government Bond Index (currency hedged) (currently about five years). All of the fund's assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better.

In addition to the investment process described on page 2, the management team makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors. The fund generally seeks to reduce currency risk by hedging its investments back to the U.S. dollar.

[GRAPHIC]  POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in international bond markets and interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the fund may invest more than 5% of total assets in a single issuer and its primary securities are foreign securities, it takes on additional risks. Its performance may vary more widely than that of comparable funds. The fund has the potential to produce high total return over time, but investors should be prepared to ride out periods of negative total return.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           INTERNATIONAL BOND FUND
      3                           New York Total Return Bond Fund*
                                  California Bond Fund*
      4                           Tax Exempt Bond Fund*
      5                           Bond Fund
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $1.5 billion using the same strategy as this fund.

The portfolio management team is led by Dominic J. Pegler, vice president, who has been on the team since joining J.P. Morgan from the Bank of England in April of 1996, where he was an economist and later managed UK foreign exchange reserves, and by Maria Ryan, associate, who joined the team in January of 1997 and has been at J.P. Morgan since 1990.

================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1) (%)
================================================================================
Management fees (actual)                                                   0.35

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.30
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.65
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                            7          21          36          81
--------------------------------------------------------------------------------


8  J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND

===================================================================================================================================
PERFORMANCE (unaudited)

==================================
Average annual total return                 Shows performance over time, for periods ended December 31, 1997
==================================-------------------------------------------------------------------------------------------------
                                                                                          1 yr.       3 yrs.    Since inception(3)
J.P. Morgan Institutional International Bond Fund (after expenses)                        10.78        13.07          12.85
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Non-U.S. World Government Bond Index(4) (currency hedged) (no expenses)  11.07        13.57          13.17
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Year-by-year total return(%)  Shows changes in returns by calendar year
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL]

                                                                Salomon Brothers
                                    J.P. Morgan                     Non-U.S.
                             Institutional International        World Government
                                     Bond Fund                    Bond Index(4)
1995                                  17.40%                         17.94%
1996                                  11.15%                         11.82%
1997                                  10.78%                         11.07%


================================================================================================================
FINANCIAL HIGHLIGHTS

==================================
Per-share data                                  For fiscal periods ended September 30
==================================------------------------------------------------------------------------------
                                                                                    1995(3)      1996      1997
Net asset value, beginning of period ($)                                            10.00       11.12     11.30
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                         0.49        0.31      2.21
   Net realized and unrealized gain
   on investment and foreign currency
   (loss) allocated from portfolio ($)                                               0.78        0.95     (1.11)
================================================================================================================
Total from investment operations ($)                                                 1.27        1.26      1.10
----------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                        (0.15)         --     (2.78)
   Net realized gain ($)                                                               --       (1.08)    (0.97)
================================================================================================================
Total distributions ($)                                                             (0.15)      (1.08)    (3.75)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                  11.12       11.30      8.65
----------------------------------------------------------------------------------------------------------------
Total return (%)                                                                    12.83(5)    12.09     12.52
----------------------------------------------------------------------------------------------------------------

==================================
Ratios and supplemental data
==================================------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                             4,233      13,310     7,126
----------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                                         0.60(6)     0.65      0.50
----------------------------------------------------------------------------------------------------------------
Net investment income (%)                                                            5.82(6)     5.28      4.88
----------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                                                         1.90(6)(7)  1.02      1.91
----------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.65%.

(2) Without reimbursement, other expenses and total operating expenses would have been 2.06%, and 2.41%, respectively. There is no guarantee that reimbursement will continue beyond 1/31/99.

(3)  The fund commenced operations on 12/1/94.

(4) The Salomon Brothers Non-U.S. World Government Bond Index (currency hedged), consisting of government bonds of developed countries, is an unmanaged index that measures foreign bond market performance.

(5)  Not annualized.

(6)  Annualized.

(7)  After consideration of certain state limitations.


                            J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND  9

J.P. MORGAN INSTITUTIONAL
GLOBAL STRATEGIC INCOME FUND       TICKER SYMBOL: JPGSX
================================================================================

                                   REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                   (J.P. MORGAN INSTITUTIONAL GLOBAL
                                   STRATEGIC INCOME FUND)

[GRAPHIC]  GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers.

[GRAPHIC]  INVESTMENT APPROACH

The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank). The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. The balance of assets may be invested in securities as low as B.

The management team uses the process described on page 2, and also makes country allocations, based primarily on macro-economic factors. With regard to sector allocation, the team uses the model allocation shown at right as a basis, although the actual allocations are adjusted periodically within the ranges indicated. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar denominated investments back to the U.S. dollar.

[GRAPHIC]  POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of low credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           GLOBAL STRATEGIC INCOME FUND
      2                           International Bond Fund
      3                           New York Total Return Bond Fund*
      4                           Tax Exempt Bond Fund*
      5                           Bond Fund
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

MODEL SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

                                                       % of
                                                       Total
                                                       -----
Public/private mortgages (range 20-45%)                 35%

High yield corporates (range 13-33%)                    23%

Public/private corporates (range 5-25%)                 15%

Emerging markets (range 5-25%)                          15%

International non-dollar (range 0-25%)                  12%

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $3 billion using the same strategy as this fund.

The portfolio management team is led by Gerard W. Lillis, managing director, who has been at J.P. Morgan since 1978, and by Mark E. Smith, managing director, who joined J.P. Morgan in 1994 from Allied Signal, Inc. where he managed fixed income portfolios and oversaw asset allocation activities across asset classes. Both have been on the team since the fund's inception.

================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1) (%)
================================================================================
Management fees (actual)                                                   0.45

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.20
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.65
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                            7          21          36          81
--------------------------------------------------------------------------------


10  J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

================================================================================
PERFORMANCE (unaudited)

==================================
Average annual total return (%)                 Shows performance over time, for period ended December 31, 1997
==================================-----------------------------------------------------------------------------------------
                                                                                                                Since inception(3)
J.P. Morgan Institutional Global Strategic Income Fund (after expenses)                                                9.76
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index4 (no expenses)                                                                    10.30
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total return(%)          Shows changes in returns by calendar year
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                    J.P. Morgan
                                    Institutional         Lehman Brothers
                                  Global Strategic           Aggregate
                                     Income Fund            Bond Index(4)
1997(3)                                9.76%                   10.30%


================================================================================
FINANCIAL HIGHLIGHTS

=============================
Per-share data                    For fiscal periods ended September 30
=============================---------------------------------------------------
                                                                       1997(3)
Net asset value, beginning of period ($)                               10.00
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                            0.46
   Net realized and unrealized gain
   on investment and foreign currency ($)                               0.15
--------------------------------------------------------------------------------
Total from investment operations ($)                                    0.61
--------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                           (0.45)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                     10.16
--------------------------------------------------------------------------------
Total return (%)                                                        6.15(5)
--------------------------------------------------------------------------------

=============================
Ratios and supplemental data
=============================---------------------------------------------------
Net assets, end of period ($ thousands)                              105,051
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                            0.65(6)
--------------------------------------------------------------------------------
Net investment income (%)                                               7.12(6)
--------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                                               0.53(6)
--------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.65%.

(2) Without reimbursement other expenses and total operating expenses would have been 0.73% and 1.18%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 3/17/97. Except in the Financial Highlights, returns reflect performance of the fund from 3/31/97.

(4) The Lehman Brothers Aggregate Bond Index, consisting of U.S. Treasury, agency, corporate and mortgage-backed securities, is an unmanaged index that measures overall bond market performance.

(5)  Not annualized.

(6)  Annualized.


                      J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND  11

J.P. MORGAN INSTITUTIONAL
TAX EXEMPT BOND FUND            TICKER SYMBOL: JITBX
================================================================================

                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND)

[GRAPHIC]  GOAL

The fund's goal is to provide high current income that is exempt from federal income tax, consistent with moderate risk of capital and maintenance of liquidity.

[GRAPHIC]  INVESTMENT APPROACH

The fund invests primarily in high quality municipal securities whose income is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC]  POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 2.

Investors should expect the potential for returns that exceed those of a comparable tax-exempt fund of shorter duration, and should be prepared for higher share price volatility than such a fund. The fund's performance could also be affected by market reaction to proposed tax legislation. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           International Bond Fund
      3                           New York Total Return Bond Fund*
                                  California Bond Fund*
      4                           TAX EXEMPT BOND FUND*
      5                           Bond Fund
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May of 1997 and has been at J.P. Morgan since 1987, and by Elaine B. Young, vice president, who joined the team in January of 1996 and has been at J.P. Morgan since August of 1994. Prior to joining J.P. Morgan, Ms. Young was a municipal bond trader and fixed income portfolio manager at Scudder, Stevens, & Clark, Inc.


================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1) (%)
================================================================================
Management fees (actual)                                                   0.30

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.20
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.50
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                             5          16          28          63
--------------------------------------------------------------------------------


12  J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND

================================================================================================================================
PERFORMANCE (unaudited)

==================================
Average annual total return(%)            Shows performance over time, for periods ended December 31, 1997
==================================----------------------------------------------------------------------------------------------
                                                                        1 yr          3 yrs.     5 yrs.(3)       10 yrs.(3)
J.P. Morgan Institutional Tax Exempt Bond Fund (after expenses)         7.58           8.19        6.23             7.19
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Index(4) (no expenses)                                   7.80           8.55        6.61             7.57
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Year-by-year total return(%)    Shows changes in returns by calendar year
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                    J.P. Morgan
                                   Institutional                   Municipal
                                    Tax Exempt                       Bond
                                     Bond Fund                      Index(4)
1988                                   7.38%                          5.80%
1989                                   8.25%                          9.62%
1990                                   6.87%                          7.48%
1991                                  10.92%                         11.66%
1992                                   7.47%                          8.25%
1993                                   9.58%                         10.71%
1994                                  (2.53)%                        (2.74)%
1995                                  13.50%                         13.80%
1996                                   3.71%                          4.27%
1997                                   7.58%                          7.80%

================================================================================================================================
FINANCIAL HIGHLIGHTS

==================================
Per-share data                               For fiscal periods ended August 31
==================================----------------------------------------------------------------------------------------------
                                                                                      1993(5)   1994     1995     1996     1997
Net asset value, beginning of period ($)                                              10.00    10.07     9.75    10.01     9.92
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                           0.06     0.48     0.49     0.48     0.48
   Net realized and unrealized gain (loss)
   on investment ($)                                                                   0.07    (0.32)    0.26    (0.07)    0.20
================================================================================================================================
Total from investment operations ($)                                                   0.13     0.16     0.75     0.41     0.68
--------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                          (0.06)   (0.48)   (0.49)   (0.48)   (0.48)
   Net realized gain ($)                                                                 --       --       --    (0.02)   (0.00)(6)
================================================================================================================================
Total distributions ($)                                                               (0.06)   (0.48)   (0.49)   (0.50)   (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                    10.07     9.75    10.01     9.92    10.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                       1.39(7)  1.61     8.00     4.13     7.06
--------------------------------------------------------------------------------------------------------------------------------

==================================
Ratios and supplemental data
==================================----------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                 --(9) 16,415   59,867  121,131  201,614
--------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                                            --      0.50     0.50     0.50     0.50
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                                              3.56(8)  4.70     5.09     4.82     4.83
--------------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                                                           2.50(8)  1.48     0.21     0.10     0.06
--------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.50%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.26% and 0.56%, respectively. There is no guarantee that reimbursement will continue beyond 12/31/98.

(3) Returns for the period 12/31/87 through 7/31/93 reflect performance of The Pierpont Tax Exempt Bond Fund, the predecessor of the fund.

(4) The Municipal Bond Index is composed of the Lehman Brothers Quality Intermediate Municipal Bond Index, consisting of general obligation and revenue bonds rated A or better with maturities of 2-12 years, from 12/31/87 through 4/30/97, and the Lehman Brothers 1-16 Year Municipal Bond Index, consisting of general obligation and revenue bonds with maturities of 1-16 years, from 5/1/97 forward. Both are unmanaged indices that measure municipal bond market performance.

(5)  The fund commenced operations on 7/12/93.

(6)  Less than $0.01 per share.

(7)  Not annualized.

(8)  Annualized.

(9)  Net assets at 8/31/93 were $202.


                              J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND  13

J.P. MORGAN INSTITUTIONAL NEW YORK
TOTAL RETURN BOND FUND          TICKER SYMBOL: JPNTX
================================================================================

                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND)


[GRAPHIC] GOAL

The fund's goal is to provide high after-tax total return for New York residents consistent with moderate risk of capital.

[GRAPHIC] INVESTMENT APPROACH

The fund invests primarily in New York municipal securities whose income is free from federal, state, and New York City personal income taxes for New York residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC] POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 2. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

    [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           International Bond Fund
      3                           NEW YORK TOTAL RETURN BOND FUND*
                                  California Bond Fund*
      4                           Tax Exempt Bond Fund*
      5                           Bond Fund
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and by Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.


================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1) (%)
================================================================================
Management fees (actual)                                                   0.30

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.20
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.50
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                             5          16          28          63
--------------------------------------------------------------------------------


14  J.P. MORGAN INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

====================================================================================================================================
PERFORMANCE (unaudited)

===================================
Average annual total return (%)               Shows performance over time, for periods ended December 31, 1997
===================================-------------------------------------------------------------------------------------------------
                                                                                            1 yr.       3 yrs.   Since inception(3)
J.P. Morgan Institutional New York Total Return Bond Fund (after expenses)                  7.68         8.32           6.90
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Index(4) (no expenses)                                                       8.16         9.19           7.55
------------------------------------------------------------------------------------------------------------------------------------

===================================
Year-by-year total return(%)           Shows changes in returns by calendar year
===================================---------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                    J.P. Morgan
                                   Institutional                   Municipal
                                    Tax Exempt                       Bond
                                     Bond Fund                      Index(4)
1995                                  13.28                          14.69
1996                                   4.21                           4.93
1997                                   7.68                           8.16


====================================================================================================================================
FINANCIAL HIGHLIGHTS

========================
Per-share data                For fiscal periods ended
========================------------------------------------------------------------------------------------------------------------
                                                                     3/31/95(3)          3/31/96           3/31/97         9/30/97
                                                                                                                         (unaudited)
Net asset value, beginning of period ($)                             10.00               10.11            10.34            10.31
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                          0.42                0.49             0.48             0.24
   Net realized and unrealized gain (loss)
   on investment ($)                                                  0.11                0.25            (0.02)            0.33
====================================================================================================================================
Total from investment operations ($)                                  0.53                0.74             0.46             0.57
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                         (0.42)              (0.49)           (0.48)           (0.24)
   Net realized gain ($)                                              --                 (0.02)           (0.01)            --
====================================================================================================================================
Total distributions ($)                                              (0.42)              (0.51)           (0.49)           (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                   10.11               10.34            10.31            10.64
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                      5.49(5)             7.40             4.54             5.62(5)
------------------------------------------------------------------------------------------------------------------------------------

===============================
Ratios and supplemental data
===============================-----------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             20,621              47,926           90,792          101,693
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                          0.50(6)             0.50             0.50             0.50(6)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                             4.65(6)             4.67             4.70             4.64(6)
------------------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                                             0.55(6)             0.17             0.14             0.07(6)
------------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above, except for the six months ended 9/30/97, have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the fiscal year ended 3/31/97, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.50%.

(2) Without reimbursement, other expenses and total operating expenses for the fiscal year ended 3/31/97 would have been 0.34% and 0.64%, respectively. There is no guarantee that reimbursement will continue beyond 7/31/98.

(3) The fund commenced operations on 4/11/94. Except in the Financial Highlights, returns reflect performance of the fund from 4/30/94.

(4) The Municipal Bond Index is composed of the Lehman Brothers New York 1-15 Year Municipal Bond Index, consisting of New York general obligation and revenue bonds with maturities of 1-15 years, from 4/11/94 through 4/30/97, and the Lehman Brothers 1-16 Year Municipal Bond Index, consisting of general obligation and revenue bonds with maturities of 1-16 years, from 5/1/97 forward. Both are unmanaged indices that measure municipal bond market performance.

(5)  Not annualized.

(6)  Annualized.


                              J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND  15

J.P. MORGAN INSTITUTIONAL
CALIFORNIA BOND FUND             TICKER SYMBOL: JPMICX
================================================================================

                                 REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                 (J.P. MORGAN CALIFORNIA BOND FUND:INSTITUTIONAL SHARES)

[GRAPHIC] GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital.

[GRAPHIC] INVESTMENT APPROACH

The fund invests primarily in California municipal securities whose income is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC] POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 2. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

POTENTIAL RISK AND RETURN

     [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH THE PRINTED MATERIAL.]

Fixed Income Funds Ranked by Degrees of Potential Risk and After Tax Return

   Ranking
(1 = Highest)                               Fund
-------------                               ----
      1                           Global Strategic Income Fund
      2                           International Bond Fund
      3                           New York Total Return Bond Fund*
                                  CALIFORNIA BOND FUND*
      4                           Tax Exempt Bond Fund*
      5                           Bond Fund
      6                           Short Term Bond Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $250 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and by Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

================================================================================
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

================================================================================
Annual fund operating expenses(1)                                           (%)
================================================================================
Management fees (actual)                                                   0.30

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.15
================================================================================
Total operating expenses(2)
(after reimbursement)                                                      0.45
--------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                             5          14          25          57
--------------------------------------------------------------------------------


16 J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

==================================================================================================
PERFORMANCE (unaudited)

=================================
Average annual total return (%)   Shows performance over time, for periods ended December 31, 1997
=================================-----------------------------------------------------------------
                                                                                Since inception(3)
J.P. Morgan Institutional California Bond Fund (after expenses)                        7.72
--------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index(4) (no expenses)                        7.96
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Total return (%) Shows changes in returns by calendar year
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                    J.P. Morgan
                                   Institutional                   Municipal
                                    Tax Exempt                       Bond
                                     Bond Fund                      Index(4)
1997                                  7.72                           7.96


===========================================================================================================
FINANCIAL HIGHLIGHTS

====================
Per-share data                For fiscal periods ended
====================---------------------------------------------------------------------------------------
                                                                                4/30/97(3)        10/31/97
                                                                                                 (unaudited)
Net asset value, beginning of period ($)                                          10.00              9.90
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                       0.16              0.21
   Net realized and unrealized gain (loss)
   on investment ($)                                                              (0.10)             0.32
===========================================================================================================
Total from investment operations ($)                                               0.06              0.53
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                                      (0.16)            (0.21)
Net asset value, end of period ($)                                                 9.90             10.22
-----------------------------------------------------------------------------------------------------------
Total return (%)                                                                  0.56(5)            5.38(5)
-----------------------------------------------------------------------------------------------------------

===============================
Ratios and supplemental data
================================---------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                          14,793            48,013
-----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                                      0.45(6)            0.45(6)
-----------------------------------------------------------------------------------------------------------
Net investment income (%)                                                         4.43(6)            4.12(6)
-----------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                                                         3.01(6)            0.35(6)
Portfolio turnover (%)                                                               40                15
-----------------------------------------------------------------------------------------------------------

The Financial Highlights above, except for the six months ended 10/31/97, have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) This table shows expenses for the fiscal period ended 4/30/97, expressed as a percentage of average net assets and reflecting reimbursement of ordinary expenses over 0.45%.

(2) Without reimbursement, other expenses and total operating expenses for the fiscal period ended 4/30/97 would have been 3.16% and 3.46%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 8/31/98.

(3) The fund commenced operations on 12/23/96. Except in the Financial Highlights, returns reflect performance of the fund from 12/31/96.

(4) The Lehman Brothers 1-16 Year Municipal Bond Index, consisting of general obligation and revenue bonds with maturities of 1-16 years, is an unmanaged index that measures municipal bond market performance.

(5)  Not annualized.

(6)  Annualized.


                              J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND  17

YOUR INVESTMENT
================================================================================

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $5,000,000 for the Short Term Bond, Bond, Tax Exempt Bond, New York Total Return Bond and California Bond funds and $1,000,000 for the Global Strategic Income and International Bond funds and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

     By wire

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

     Morgan Guaranty Trust Company of New York
     Routing number: 021-000-238
     Credit: J.P. Morgan Institutional Funds
     Account number: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

     By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.


18  YOUR INVESTMENT

SELLING SHARES

     By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time).

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

================================================================================

                    Shareholder Services Agent
                    J.P. Morgan Funds Services
                    522 Fifth Avenue
                    New York, NY 10036
                    1-800-766-7722


                    Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.



                                                             YOUR INVESTMENT  19

================================================================================

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report, containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, a fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

================================================================================
Transaction                   Tax status
--------------------------------------------------------------------------------
Income dividends from the     Exempt from federal, state,
New York Total Return Bond    and New York City personal
Fund                          income taxes for New York
                              residents only
--------------------------------------------------------------------------------
Income dividends from the     Exempt from federal and state
California Bond Fund          personal income taxes for
                              California residents only
--------------------------------------------------------------------------------
Income dividends from the     Exempt from federal personal
Tax Exempt Bond Fund          income taxes
--------------------------------------------------------------------------------
Income dividends from         Ordinary income
all other funds
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains       Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of         Capital gains or
shares owned for more         losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of         Gains are treated as ordinary
shares owned for one year     income; losses are subject
or less                       to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


20  YOUR INVESTMENT

FUND DETAILS
================================================================================

BUSINESS STRUCTURE

As noted earlier, each fund (except the California Bond Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders (except California Bond Fund shareholders) are entitled to one vote per fund share. California Bond Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The California Bond Fund is one of three series of shares currently offered by the trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                             Percentage of the master
                                           portfolio's average net assets
--------------------------------------------------------------------------------
Short Term Bond                                       0.25%
--------------------------------------------------------------------------------
Bond                                                  0.30%
--------------------------------------------------------------------------------
International Bond                                    0.35%
--------------------------------------------------------------------------------
Global Strategic Income                               0.45%
--------------------------------------------------------------------------------
Tax Exempt Bond                                       0.30%
--------------------------------------------------------------------------------
New York Total Return Bond                            0.30%
--------------------------------------------------------------------------------
Administrative services                    Master portfolio's and fund's pro-
(fee shared with Funds                     rata portions of 0.09% of the first
Distributor, Inc.)                         $7 billion in J.P. Morgan- advised
                                           portfolios, plus 0.04% of average net
                                           assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                       Percentage of the fund's average
                                           net assets
--------------------------------------------------------------------------------
Short Term Bond                                       0.075%
--------------------------------------------------------------------------------
Bond                                                  0.075%
--------------------------------------------------------------------------------
International Bond                                    0.10%
--------------------------------------------------------------------------------
Global Strategic Income                               0.10%
--------------------------------------------------------------------------------
Tax Exempt Bond                                       0.075%
--------------------------------------------------------------------------------
New York Total Return Bond                            0.075%
--------------------------------------------------------------------------------

The California Bond Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                          0.30% of the fund's average net
                                           assets
--------------------------------------------------------------------------------
Administrative services                    Fund's pro-rata portion of 0.09% of
(fee shared with Funds                     the first $7 billion in J.P.
Distributor, Inc.)                         Morgan-advised portfolios, plus 0.04%
                                           of average net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                       0.05% of the fund's average net
                                           assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                                FUND DETAILS  21

================================================================================

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-17). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.

====================================================================================================================================
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o    Each fund's share price,           o    Bonds have generally               o    Under normal circumstances the fund plans to
     yield, and total return                 outperformed money market               remain fully invested in bonds and other
     will fluctuate in                       investments over the long               fixed income securities as noted in the table
     response to bond market                 term, with less risk than               on pages 24-25
     movements                               stocks
                                                                                o    The fund seeks to limit risk and enhance total
o    The value of most bonds            o    Most bonds will rise in                 return or yields through careful management,
     will fall when interest                 value when interest rates               sector allocation, individual securities
     rates rise; the longer a                fall                                    selection, and duration management
     bond's maturity and the
     lower its credit quality,          o    Mortgage-backed and                o    During severe market downturns, the fund has
     the more its value                      asset-backed securities                 the option of investing up to 100% of assets
     typically falls                         can offer attractive                    in investment-grade short-term securities
                                             returns
o    Mortgage-backed and                                                        o    J.P. Morgan monitors interest rate trends, as
     asset-backed securities                                                         well as geographic and demographic
     (securities representing                                                        information related to mortgage-backed
     an interest in, or                                                              securities and mortgage prepayments; the Tax
     secured by, a pool of                                                           Exempt Bond Fund is not permitted to invest in
     mortgages or other assets                                                       asset-backed or mortgage-backed securities; the
     such as receivables)                                                            New York Total Return Bond and California Bond
     could generate capital                                                          funds are not permitted to invest in mortgage-
     losses or periods of low                                                        backed securities
     yields if they are paid
     off substantially earlier
     or later than anticipated

------------------------------------------------------------------------------------------------------------------------------------

Management choices

o    A fund could                       o    A fund could outperform            o    J.P. Morgan focuses its active management on
     underperform its                        its benchmark due to                    those areas where it believes its commitment
     benchmark due to its                    these same choices                      to research can most enhance returns and
     sector, securities, or                                                          manage risks in a consistent way
     duration choices

------------------------------------------------------------------------------------------------------------------------------------

Credit quality

o    The default of an issuer           o    Investment-grade bonds             o    Each fund maintains its own policies for
     would leave the fund with               have a lower risk of                    balancing credit quality against potential
     unpaid interest or                      default                                 yields and gains in light of its investment
     principal                                                                       goals
                                        o    Junk bonds offer higher
o    Junk bonds (those rated                 yields and higher                  o    J.P. Morgan develops its own ratings of
     BB/Ba or lower) have a                  potential gains                         unrated securities and makes a credit quality
     higher risk of default,                                                         determination for unrated securities
     tend to be less liquid,
     and may be more difficult
     to value

------------------------------------------------------------------------------------------------------------------------------------

Foreign investments

o    A fund could lose money            o    Foreign bonds, which               o    Foreign bonds are a primary investment only for
     because of foreign                      represent a major portion               the International Bond and Global Strategic
     government actions,                     of the world's fixed                    Income funds and may be a significant
     political instability, or               income securities, offer                investment for the Short Term Bond and Bond
     lack of adequate and                    attractive potential                    funds; the Tax Exempt Bond, New York Total
     accurate information                    performance and                         Return Bond and California Bond funds are not
                                             opportunities for                       permitted to invest any assets in foreign bonds
o    Currency exchange rate                  diversification
     movements could reduce                                                     o    To the extent that the fund invests in
     gains or create losses             o    Favorable exchange rate                 foreign bonds, it may manage the currency
                                             movements could generate                exposure of its foreign investments relative
o    Currency and investment                 gains or reduce losses                  to its benchmark, and may hedge back into the
     risks tend to be higher in                                                      U.S. dollar from time to time (see also
     emerging markets                   o    Emerging markets can offer              "Derivatives")
                                             higher returns

------------------------------------------------------------------------------------------------------------------------------------


22  FUND DETAILS

====================================================================================================================================
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o    Derivatives such as futures,       o    Hedges that correlate              o    The funds use derivatives for hedging and for
     options, and foreign currency           well with underlying                    risk management (i.e., to adjust duration or to
     forward contracts that are              positions can reduce or                 establish or adjust exposure to particular
     used for hedging the portfolio          eliminate losses at low                 securities, markets, or currencies); risk
     or specific securities may not          cost                                    management may include management of a fund's
     fully offset the underlying                                                     exposure relative to its benchmark (risk
     positions(1)                       o    A fund could make money                 management techniques that involve derivatives
                                             and protect against                     are not permitted to be used by the Short Term
o    Derivatives used for risk               losses if management's                  Bond, Bond and Tax Exempt Bond funds); the Tax
     management may not have the             analysis proves correct                 Exempt Bond, New York Total Return Bond and
     intended effects and may                                                        California Bond funds are permitted to enter
     result in losses or missed         o    Derivatives that involve                into futures and options transactions, however,
     opportunities                           leverage could generate                 these transactions result in taxable gains or
                                             substantial gains at low                losses so it is expected that these funds will
o    The counterparty to a                   cost                                    utilize them infrequently; foreign currency
     derivatives contract could                                                      forward contracts are not permitted to be used
     default                                                                         by the Tax Exempt Bond, New York Total Return
                                                                                     Bond and California Bond funds
o    Derivatives that involve
     leverage could magnify losses                                              o    The funds only establish hedges that they
                                                                                     expect will be highly correlated with
                                                                                     underlying positions

                                                                                o    While the funds may use derivatives that
                                                                                     incidentally involve leverage, they do not
                                                                                     use them for the specific purpose of
                                                                                     leveraging the portfolio

------------------------------------------------------------------------------------------------------------------------------------

Illiquid holdings

o    A fund could have                  o    These holdings may offer           o    No fund may invest more than 15% of net
     difficulty valuing these                more attractive yields or               assets in illiquid holdings
     holdings precisely                      potential growth than
                                             comparable widely traded           o    To maintain adequate liquidity to meet
o    A fund could be unable                  securities                              redemptions, each fund may hold
     to sell these holdings at                                                       investment-grade short-term securities
     the time or price desired                                                       (including repurchase agreements) and, for
                                                                                     temporary or extraordinary purposes, may
                                                                                     borrow from banks up to 33 1/3% (with respect
                                                                                     to the International Bond, Global Strategic
                                                                                     Income, New York Total Return Bond and
                                                                                     California Bond funds), 30% (with respect to
                                                                                     the Short Term Bond and Bond funds) or 10%
                                                                                     (with respect to the Tax Exempt Bond Fund) of
                                                                                     the value of its assets

------------------------------------------------------------------------------------------------------------------------------------

When-issued and delayed delivery
securities

o    When a fund buys                   o    A fund can take                    o    Each fund uses segregated accounts to offset
     securities before issue                 advantage of attractive                 leverage risk
     or for delayed delivery,                transaction opportunities
     it could be exposed to
     leverage risk if it does
     not use segregated
     accounts

------------------------------------------------------------------------------------------------------------------------------------

Short-term trading

o    Increased trading would            o    A fund could realize               o    The expected turnover rate for each fund is as
     raise a fund's                          gains in a short period                 follows:
     transaction costs                       of time
                                                                                     o  Tax Exempt Bond                          50%
o    Increased short-term               o    A fund could protect
     capital gains                           against losses if a bond                o  New York Total Return
     distributions would raise               is overvalued and its                      Bond, California Bond                    75%
     shareholders' income tax                value later falls
     liability                                                                       o  Short Term Bond, Bond,
                                                                                        Global Strategic Income                 300%

                                                                                     o  International Bond                      350%

                                                                                o    The funds generally avoid short-term trading,
                                                                                     except to take advantage of attractive or
                                                                                     unexpected opportunities or to meet demands
                                                                                     generated by shareholder activity

------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities that is granted in exchange for an agreed-upon sum. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                 FUND DETAILS 23

================================================================================
This table discusses the customary types of securities which can be held by each fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.
--------------------------------------------------------------------------------
Asset-backed securities Bonds or notes backed by unsecured debt, such as credit card receivables; these securities are often guaranteed or over-collateralized to enhance their credit quality.
--------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan repayment.
--------------------------------------------------------------------------------
Mortgage dollar rolls The sale of domestic mortgage-backed securities with the commitment to buy back similar securities at a future date and at an agreed upon price. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities backed by pools of mortgages (such as Ginnie Maes, Fannie Maes and Freddie Macs), including pass through certificates, and other senior classes of collateralized mortgage obligations (CMOs) or stripped mortgage-backed securities.
--------------------------------------------------------------------------------
Participation interests Securities representing an interest in another security or in bank loans.
--------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
Repurchase agreements Agreements between a seller and a buyer whereby the seller agrees to repurchase the securities at an agreed upon price and at a stated time.
--------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- and non-dollar-denominated securities issued to refinance foreign government bank loans and other debt.
--------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Synthetic variable rate instruments Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.
--------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------

Risk related to certain securities held by J.P. Morgan Institutional fixed income funds:

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk The risk the costs associated with a liability are more than the obligation of the fund with regard to the underlying instrument.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.


24  FUND DETAILS

================================================================================

================================================================================

* Permitted (and if applicable, percentage limitation) percentage of total assets - bold percentage of net assets - italic

o    Permitted, but not typically used

--   Not permitted

                                                    Short             Inter-        Global         Tax     New York
                                                    Term              national     Strategic      Exempt     Total        California
Principal Types of Risk                             Bond     Bond     Bond          Income         Bond    Return Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment            *        *          *          *               --         o               o
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political               *(1)     *(1)       *          *                o         o               o
                                                                                                  Domestic  Domestic       Domestic
                                                                                                    Only      Only           Only
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity,
market, political                                    *        *          *          o               *          *               *
                                                                                                   Tax        Tax             Tax
                                                                                                  Exempt     Exempt          Exempt
                                                                                                    o          o               o
                                                                                                 Taxable    Taxable         Taxable
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity,
market, political, valuation                         *        *          *          o               --         --              --
                                                    25%      25%
                                                  Foreign  Foreign
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity,
market, political, valuation                         *        *          *          *               --         --              --
                                                    25%      25%
                                                  Foreign  Foreign
------------------------------------------------------------------------------------------------------------------------------------
credit, extension, interest rate, market,
natural event, prepayment, valuation                 --       --         --         *               --         --              --
------------------------------------------------------------------------------------------------------------------------------------
extension, interest rate, leverage, liquidity,
market, prepayment                                   *30%     *30%       --         *33 1/3%         --         --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate,
leverage, market, political, prepayment              *        *          o          *               --         --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate,
liquidity, political, prepayment                     *        *          *          *               --         --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market,
valuation                                            *        *          o          *               *          *               *
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market,
natural event, prepayment, valuation                 *        *          --         *               --         --              --
------------------------------------------------------------------------------------------------------------------------------------
credit                                               *        *          o          *               o          o               o
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market,
political                                            *        *          *          *               --         --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage,
market, political                                    o        o          o          *               --         --              --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity,
market                                               --       --         --         --              *          *               *
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event,
political                                            o        o          --         --              *2         *2              *2
------------------------------------------------------------------------------------------------------------------------------------
interest rate                                        *        *          *          *               *          *               *
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity,
market, political, valuation                         *        *          *          *               *          *               *
------------------------------------------------------------------------------------------------------------------------------------


Market risk The risk that the market value of an investment may move up or down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all investments and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value asset-backed, mortgages, mortgage-related securities, and participation interests.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.

(2) At least 65% of assets must be in tax exempt securities (for New York Total Return Bond and California Bond funds, the 65% must be in New York or California municipal securities, respectively).

                                                                 FUND DETAILS 25

FOR MORE INFORMATION
================================================================================

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Short Term Bond Fund ................    811-07342 and
                                                                       033-54642
J.P. Morgan Institutional Bond Fund ...........................    811-07342 and
                                                                       033-54642
J.P. Morgan Institutional Global Strategic Income Fund ........    811-07342 and
                                                                       033-54642
J.P. Morgan Institutional International Bond Fund .............    811-07342 and
                                                                       033-54642
J.P. Morgan Institutional Tax Exempt Bond Fund ................    811-07342 and
                                                                       033-54642
J.P. Morgan Institutional New York Total Return Bond Fund .....    811-07342 and
                                                                       033-54642
J.P. Morgan Institutional California Bond Fund ................    811-07795 and
                                                                       333-11125

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


JP Morgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                     Distributor
Morgan Guaranty Trust Company of New York   Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-766-7722                              1-800-221-7930

                                                                     PROSIFI-983